Financial Risk Factors and Risk Management - Contractual Maturities of Derivative Financial Liabilities and Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK FACTORS
Derivative financial liabilities	€ (63)	€ (82)
Derivative financial assets	158	44
Total of derivative financial liabilities and assets	95	(37)
2021
FINANCIAL RISK FACTORS
Total of derivative financial liabilities and assets	6	(23)
Expiring after the following year
FINANCIAL RISK FACTORS
Total of derivative financial liabilities and assets	90	(18)
Not designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(61)	(55)
Derivative financial assets	38	33
Designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(1)	(11)
Derivative financial assets	7	3
Designated as hedging instruments | Interest Rate Risk
FINANCIAL RISK FACTORS
Derivative financial liabilities	0	16
Derivative financial assets	114	9
Designated as hedging instruments | Interest Rate Risk | 2021 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow		(36)
Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow		(515)
Financial liabilities | 2021
FINANCIAL RISK FACTORS
Derivative financial liabilities	62	55
Financial liabilities | Expiring after the following year
FINANCIAL RISK FACTORS
Derivative financial liabilities	7	24
Financial liabilities | Not designated as hedging instruments | Foreign Currency | 2021 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(2,902)	(2,865)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | 2021 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(2,842)	(2,816)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(7)	(3)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Foreign Currency | 2021 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(141)	(415)
Financial liabilities | Designated as hedging instruments | Foreign Currency | 2021 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(139)	(401)
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow		0
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow		0
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | 2021 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow		(28)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow		(536)
Financial assets | 2021
FINANCIAL RISK FACTORS
Derivative financial assets	68	32
Financial assets | Expiring after the following year
FINANCIAL RISK FACTORS
Derivative financial assets	97	6
Financial assets | Not designated as hedging instruments | Foreign Currency | 2021 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(2,452)	(3,442)
Financial assets | Not designated as hedging instruments | Foreign Currency | 2021 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(2,493)	(3,468)
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow		0
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow		0
Financial assets | Designated as hedging instruments | Foreign Currency | 2021 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(291)	(114)
Financial assets | Designated as hedging instruments | Foreign Currency | 2021 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(297)	(117)
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow		0
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow		0
Financial assets | Designated as hedging instruments | Interest Rate Risk | 2021 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(48)	(14)
Financial assets | Designated as hedging instruments | Interest Rate Risk | 2021 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(69)	(17)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(398)	(18)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	€ (495)	€ (24)